Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	SYSWIN Inc.
Entity Central Index Key	0001497862
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	193,275,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 76,106	479,001	581,765
Restricted cash	477	3,000	3,000
Accounts receivable, net	58,159	366,050	281,374
Prepaid expenses - related party	1,266	7,968	625
Other receivables	2,524	15,884	15,877
Deferred tax assets	5,051	31,793	24,230
Total current assets	143,583	903,696	906,871
Non-current assets:
Property and equipment, net	6,366	40,067	50,165
Intangible assets, net	3,881	24,426	3,507
Deferred tax assets	3,001	18,889	2,954
Prepaid expenses - related party	844	5,312
Other non-current assets	4,488	28,250	19,300
Total non-current assets	18,580	116,944	75,926
Total assets	162,163	1,020,640	982,797
Current liabilities:
Accrued expenses and other current liabilities	27,176	171,043	134,256
Income tax payable	3,870	24,362	28,109
Dividend payable	1,931	12,153	15,197
Total current liabilities	32,977	207,558	177,562
Non-current liabilities:
Deferred revenue	242	1,521	2,434
Deferred tax liabilities	328	2,065
Total non-current liabilities	570	3,586	2,434
Total liabilities	33,547	211,144	179,996
Commitments and contingencies
Shareholders' equity:
Preferred shares (US$0.0000008 par value, 2,500,000,000 shares authorized; no shares issued and outstanding)
Ordinary shares (US$0.0000008 par value, 60,000,000,000 shares authorized as of December 31, 2010 and 2011; 193,275,000 shares issued and outstanding as of December 31, 2010 and 2011)		1	1
Additional paid-in capital	100,896	635,029	637,289
Statutory reserve	6,937	43,659	37,669
Retained earnings	20,553	129,357	127,842
Total SYSWIN Inc.'s shareholders' equity	128,386	808,046	802,801
Non-controlling interest	230	1,450
Total shareholders' equity	128,616	809,496	802,801
Total liabilities and shareholders' equity	$ 162,163	1,020,640	982,797

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred shares, par value (in dollars per share)	$ 0.0000008	$ 0.0000008
Preferred shares, shares authorized	2,500,000,000	2,500,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0000008	$ 0.0000008
Ordinary shares, shares authorized	60,000,000,000	60,000,000,000
Ordinary shares, shares issued	193,275,000	193,275,000
Ordinary shares, shares outstanding	193,275,000	193,275,000

Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 94,475	594,619	629,022	432,736
Cost of revenues	(48,786)	(307,056)	(197,619)	(131,193)
Gross profit	45,689	287,563	431,403	301,543
Selling, marketing and administrative expenses	(41,528)	(261,373)	(151,724)	(84,545)
Other operating income, net	677	4,261	3,662	1,480
Income from operations	4,838	30,451	283,341	218,478
Interest expenses				(147)
Interest income	875	5,507	2,340	864
Foreign currency exchange loss	(2,169)	(13,651)	(1,486)	(576)
Other (expenses) / income ,net	412	2,597	(467)	(195)
Income from continuing operations before income tax	3,956	24,904	283,728	218,424
Income tax	(2,804)	(17,649)	(74,088)	(53,968)
Income from continuing operations	1,152	7,255	209,640	164,456
Loss from discontinued operations, net			(20,054)	(12,039)
Net income	1,152	7,255	189,586	152,417
Add: Net loss attributable to non-controlling interest	40	250
Net income attributable to SYSWIN Inc.'s ordinary shareholders	1,192	7,505	189,586	152,417
Amount attributable to SYSWIN Inc.'s ordinary shareholders
Income from continuing operations	1,192	7,505	209,640	164,456
Loss from discontinued operations, net			(20,054)	(12,039)
Net income attributable to SYSWIN Inc.'s ordinary shareholders	$ 1,192	7,505	189,586	152,417
Income per share from continuing operations attributable to SYSWIN Inc.'s ordinary shareholders, basic and diluted (in RMB and USD per share)	$ 0.01	0.04	1.32	1.06
Loss per share from discontinued operations, net attributable to SYSWIN Inc.'s ordinary shareholders, basic and diluted (in RMB and USD per share)			(0.13)	(0.08)
Net income attributable to SYSWIN Inc.'s ordinary shareholders per share, basic and diluted (in RMB and USD per share)	$ 0.01	0.04	1.19	0.98
Weighted average number of ordinary shares used in calculating income per share, basic (in shares)	193,275,000	193,275,000	158,872,808	154,875,000
Weighted average number of ordinary shares used in calculating income per share, diluted (in shares)	193,275,000	193,275,000	158,872,808	154,875,000

Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings CNY	Non-controlling interest CNY
Balance at Dec. 31, 2008		125,470	1	31,461	10,000	83,508	500
Balance (in shares) at Dec. 31, 2008			154,875,000
Increase (Decrease) in Shareholders' Equity
Capital injection by a shareholder		204,000		204,000
Appropriation to statutory reserves					12,619	(12,619)
Disposal of a subsidiary to a related party		(500)					(500)
Net income		152,417				152,417
Balance at Dec. 31, 2009		481,387	1	235,461	22,619	223,306
Balance (in shares) at Dec. 31, 2009			154,875,000
Increase (Decrease) in Shareholders' Equity
Capital injection by a shareholder		2,057		2,057
Issuance of ordinary shares to public, net of issuance cost		399,771		399,771
Issuance of ordinary shares to public, net of issuance cost (in shares)			38,400,000
Appropriation to statutory reserves					15,050	(15,050)
Dividends		(270,000)				(270,000)
Net income		189,586				189,586
Balance at Dec. 31, 2010		802,801	1	637,289	37,669	127,842
Balance (in shares) at Dec. 31, 2010		193,275,000	193,275,000
Increase (Decrease) in Shareholders' Equity
Non-controlling interest arising from acquisition (Note 4(a))		2,000					2,000
Acquisition of non-controlling interest (Note 4(b))		(2,560)		(2,260)			(300)
Appropriation to statutory reserves					5,990	(5,990)
Net income	1,152	7,255				7,505	(250)
Balance at Dec. 31, 2011	$ 128,616	809,496	1	635,029	43,659	129,357	1,450
Balance (in shares) at Dec. 31, 2011	193,275,000		193,275,000

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 1,152	7,255	189,586	152,417
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,192	20,087	11,052	6,248
Allowance for doubtful accounts	929	5,847	1,770	511
Goodwill impairment charge	1,325	8,337
Changes in operating assets and liabilities:
Accounts receivable	(9,878)	(62,175)	(78,988)	(140,595)
Other receivables	126	790	(8,486)	2,320
Prepaid expenses - related party	(2,011)	(12,654)	(625)
Deferred tax assets	(2,995)	(18,848)	(16,734)	(7,879)
Deferred tax liabilities	(96)	(602)
Other non-current assets	(1,422)	(8,950)	(11,500)	(4,700)
Accrued expenses and other current liabilities	1,190	7,489	60,033	45,364
Income tax payable	(2,302)	(14,489)	13,120	(35,054)
Deferred revenue	(145)	(913)	(304)
Net cash provided by (used in) operating activities	(10,935)	(68,826)	158,924	18,632
Cash flows from investing activities:
Purchases of property and equipment	(2,941)	(18,510)	(50,733)	(31,811)
Proceeds from disposal of office building to a related party (Note 21(a))			114,574
Release / (Increase) of restricted cash (net)			(3,000)	5,000
Acquisition of non-controlling interest	(407)	(2,560)
Acquisition of subsidiary, net of cash acquired	(1,403)	(8,831)
Funds advanced to related parties				(34,764)
Settlement of receivables due from a related party			27,000
Settlement of funds advanced to related parties				34,764
Proceeds from disposal of subsidiaries to related parties (net of cash disposed)			(7,846)	(500)
Net cash provided by (used in) investing activities	(4,751)	(29,901)	79,995	(27,311)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			400,764
Issuance cost paid	(158)	(993)
Repayment of bank borrowing				(20,000)
Dividends paid to shareholders	(483)	(3,044)	(254,803)	(1,422)
Funds advanced from a related party				72,552
Settlement of funds advanced from a related party				(72,552)
Capital injected by a shareholder prior to listing			2,057	204,000
Net cash provided by (used in) financing activities	(641)	(4,037)	148,018	182,578
Net increase (decrease) in cash and cash equivalents	(16,327)	(102,764)	386,937	173,899
Cash and cash equivalents at the beginning of the year	92,433	581,765	194,828	20,929
Cash and cash equivalents at the end of the year	76,106	479,001	581,765	194,828
Supplemental disclosure of cash flows information
Income tax paid	8,197	51,588	72,401	92,918
Interest paid				147
Non-cash investing activities
Accounts receivable due from a developer subsequently designated as payment for the acquisition of the office building from the same developer			25,890	9,395
Increase of payable for acquisition of the office building				61,492
Non-cash financing activities
Dividend declared but not paid	$ 1,931	12,153	15,197

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1 ORGANIZATION AND PRINCIPAL ACTIVITIES

a) Organization and principal activities

The accompanying consolidated financial statements include the financial statements of SYSWIN Inc. (the ‘‘Company’’ or ‘‘Syswin’’), SYSWIN Limited (‘‘HK Holding’’), a wholly-owned subsidiary of the Company, Beijing Syswin Zhi Di Technology Company Limited (‘‘Syswin Zhi Di’’), a wholly-owned subsidiary of  HK Holding, and Beijing Syswin Xing Ye Real Estate Brokerage Company Limited, a variable interest entity for which the Company through Syswin Zhi Di and HK Holding is the primary beneficiary (‘‘Syswin Xing Ye’’ or ‘‘VIE’’). The Company, HK Holding, Syswin Zhi Di and the VIE and its subsidiaries are collectively referred to as the ‘‘Group’’. (Please see the list of Company’s subsidiaries, VIE and VIE’s subsidiaries in Note 1).

The Company was incorporated on December 5, 2007 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. HK Holding was incorporated in Hong Kong on December 14, 2007. Syswin Zhi Di and the VIE were incorporated in the People’s Republic of China (‘‘PRC’’ or ‘‘China’’) on July 13, 2010 and November 2, 2004, respectively.

The real estate sales agency services and real estate consultancy services were provided by the Group and other entities beneficially owned by Mr. Chen Liangsheng (‘‘Mr. Chen’’, Chief Executive Officer of the Group). In an effort to consolidate the business and to focus on the primary real estate services, Mr. Chen restructured the Group through disposing of the secondary real estate brokerage business to the entities that were under his common control in August 2010 (Refer to Note 19 for details).

The Group is principally engaged in offering a wide range of services to the real estate industry, including real estate sales agency services and real estate consultancy services in the PRC. The Group’s principal operations and geographic market are in the PRC.

The Company was listed on the New York Stock Exchange and completed its initial public offering on November 24, 2010.

b) Reorganization

In July and August 2010, the Group undertook a restructuring and reorganization (the ‘‘Reorganization’’). As part of the Reorganization, Syswin Zhi Di was incorporated as a wholly owned subsidiary of HK Holding, and Syswin Zhi Di and HK Holding have entered into a series of agreements with the VIE and its shareholders, including Qingling Company Limited (‘‘Qingling’’), a subsidiary of CDH China Fund III, L.P., Mr. Tao Hongbing (‘‘Mr. Tao’’ the former president of the Group) and Beijing Syswin International Real Estate Consulting Group Company Limited (‘‘Syswin International’’), an investment vehicle Mr. Chen owns. The Company has controlling financial interest in the VIE through HK Holding and Syswin Zhi Di’s contractual arrangements with the VIE and its shareholders. Accordingly, the Company has consolidated the VIE and its subsidiaries’ financial statements in the consolidated financial statements as a variable interest entity. The VIE was the predecessor of the Company and operated all of the businesses of the Group prior to the Reorganization.

In July and August 2010, after the corporate restructuring, the ultimate owners’ shareholdings of the Company are identical to their shareholdings of the VIE. The accompanying financial statements have been prepared as if this corporate structure had been in existence throughout the periods presented.

c) Additional capital injection

In order to fund the operations of Syswin Zhi Di, in September 2010, Mr. Chen, through an entity beneficially owned by him, Mr. Tao and China Rebro Limited, a subsidiary of CDH China Fund III, L.P. (collectively, “original shareholders”) agreed to invest US$2.4 million to the Company and the amount of capital injection from each shareholder is in proportion to their individual equity interest in the Company. This additional capital injection will not change the shareholding structure of the Company. The Company has received US$0.3 million from the original shareholders before December 31, 2010. In April 2011, because a portion of the proceeds from initial public offering has been received by Syswin Zhi Di, the original shareholders reached agreement not to invest the other US$2.1 million to the Company.

d) Trademarks Licence Agreement

In October 2010, the Group entered into a non-exclusive licensing agreement with Zhi Di Investment which is an entity beneficially owned by Mr. Chen, under which the Group obtained a non-exclusive license to use those trademarks permanently and free of any fees (see Note 8 for details).

Contractual Arrangements

Due to restrictions under PRC law on foreign investment in primary real estate sales agency and consultancy businesses, Syswin Zhi Di does not engage in the real estate sales agency services as Syswin Zhi Di only conducts business within the business scope as prescribed in the business license, including software development, information technology management support, computer system services, data analysis, application software services, intellectual property services, enterprise management services, and economical information services. The Company conducts substantially all of its operations in China through contractual arrangements with the VIE and its shareholders. The Company depends on the VIE and its respective subsidiaries to operate substantially all of the Company’s business. The Company has through its subsidiaries entered into contractual arrangements with the VIE and its respective shareholders on August 4, 2010, which enable the Company to:

· exercise effective control over the VIE;

· receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of the expected losses from the VIE as if the Company were its sole shareholder; and

· have an exclusive option to purchase all of the equity interests in the VIE.

Set forth below is a summary of those contractual arrangements.

Exclusive Technology Consulting and Service Agreements

Under the exclusive technology consulting and service agreement between the VIE and Syswin Zhi Di, Syswin Zhi Di has the exclusive right to provide to the VIE technology consulting and services related to its business operations. The VIE agrees to pay quarterly service fees to Syswin Zhi Di, which are to be determined on an arm’s length basis. Such quarterly service fees could be up to 100% of the VIE’s total quarterly net profit. This agreement will be valid for ten years and will automatically extend for ten-year terms upon expiration unless both parties agree to terminate the agreement.

Equity Pledge Agreements

Each shareholder of the VIE has entered into an equity pledge agreement with Syswin Zhi Di. Pursuant to this agreement, each shareholder pledged all of his or its equity interests in the VIE, including the right to receive dividends, to Syswin Zhi Di to secure the performance of the VIE’s obligations under the exclusive technology consulting and service agreements described above. If the VIE breaches relevant contractual obligations under this agreement, Syswin Zhi Di, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Each shareholder of the VIE has agreed not to transfer or create any new encumbrance on his or her equity interests without the prior written consent of Syswin Zhi Di. The equity pledge agreement shall terminate when the VIE has fully performed its obligations under the exclusive technology consulting and service agreement.

Exclusive Call Option Agreements

Under the exclusive call option agreement among HK Holding, the VIE, and each shareholder of the VIE, each such shareholder irrevocably granted HK Holding or its designated person(s) an exclusive option to purchase, when and to the extent permitted under PRC law, all or part of his or her equity interests in the VIE. The purchase price for the equity interests in the VIE shall be determined through consultation according to the appraisal value approved by relevant authorities and shall be the minimum amount permissible under PRC law. Such consideration received by the shareholders upon the exercise of the exclusive call options is required to be remitted in full to HK Holding. The exclusive call option agreements will be valid for ten years and are renewable for additional ten-year term at the election of HK Holding, after which the term of renewal shall be at the sole discretion of HK Holding. These exclusive call option agreements provide, among other things, that without HK Holding’s prior written consent:

· each shareholder of the VIE may not transfer, encumber, grant security interest in, or otherwise dispose of any equity interests in the VIE, except as provided in the exclusive call option agreement or equity pledge agreement;

· The VIE may not (i) sell, transfer, grant security interest in or otherwise dispose of any assets, business, revenue or interest, (ii) enter into any material contract except for those incurred in the ordinary course of business, or (iii) incur any liabilities (except for those incurred in the ordinary course of business) or extend loans or credit facilities to any third party;

· The VIE may not declare or pay any dividends and each of its shareholders must remit in full any funds received from the VIE to HK Holding; and

· The VIE may not merge with or acquire any third parties, or make investment in any third parties.

Power of Attorney

Each shareholder of the VIE has executed a power of attorney appointing Syswin Zhi Di to be his or its attorney and irrevocably authorizing it to vote on his or its behalf on all of the matters of the VIE, which require shareholders’ approval.

Under the Exclusive Technology Consulting and Service Agreement, the amount of service fees to be paid by the VIE shall be determined by Syswin Zhi Di. The Company believes Syswin Zhi Di has the power to determine the amount of the service fees as deemed appropriate given that Syswin Zhi Di has effective control over the management and board of directors of the VIE through the Power of Attorney agreements. Accordingly, the Exclusive Technology Consulting and Service Agreement gives Syswin Zhi Di the ability to extract substantially all of the economic benefits out of the VIE at Syswin Zhi Di’s sole discretion. In addition, under the Exclusive Call Option Agreements among HK Holding, the VIE and the shareholders of the VIE, HK Holding has the sole authority to restrict any payment of dividends or any amounts to the shareholders of the VIE. HK Holding also has the right to receive all residual assets of the VIE through the exercise of the call option under the Exclusive Call Option Agreements, when and to the extent permitted by PRC law.

As a result of the contractual arrangements, shareholders of the VIE do not have the ability to control or make decisions affecting the VIE’s business and operations, nor do they have the ability absorb the expected losses or receive the expected residual returns of the VIE. The Company, through Syswin Zhi Di and HK Holding’s assumption of voting and dividend rights, controls the VIE and is the ultimate primary beneficiary of the VIE. Therefore, the Company has consolidated the financial results of the VIE in the Company’s consolidated financial statements.

The Company believes that Syswin Zhi Di and HK Holding’s contractual arrangements with the VIE and the shareholders of the VIE are in compliance with PRC regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the corporate structure and contractual arrangements through which the Company conducts its business in the PRC are found to be in violation of any existing or future PRC regulations, the relevant PRC regulatory authorities could:

·      revoke or refuse to grant or renew the Group’s business and operating licenses;

·      restrict or prohibit related party transactions between Syswin Zhi Di and the VIE, and HK Holding and the VIE;

·      impose fines or other requirements which the Group may find difficult or impossible to comply with;

·      requiring the Group to alter the corporate structure; and

·      restrict or prohibit the Group’s ability to finance its operations.

The imposition of any of these penalties could result in a material adverse effect on the Group’s results of operations and financial condition. Any changes in PRC regulations that affect the Company’s ability to exercise effective control over the VIE and receive substantially all of the economic benefits and residual returns of the VIE may preclude the Company from consolidating the VIE in the future. In addition, the legal owners of the VIE are different from the legal owners of the Company, Syswin Zhi Di and HK Holding, and therefore the Company cannot be assured that when conflicts of interest arise, any or all of the shareholders if the VIE will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. In addition, the shareholders of the VIE may breach, cause the VIE to breach or refuse to renew the existing contractual arrangements with Syswin Zhi Di and HK Holding.

As of December 31, 2011, the total assets of the VIE were RMB788.0 million, mainly comprising cash and cash equivalents, accounts receivable, other receivables, prepaid expenses - related party, intangible assets, deferred tax assets, property and equipment and other non-current assets. As of December 31, 2011, the total liabilities of the VIE were RMB357.4 million, mainly comprising payable to Syswin Zhi Di, accrued expenses and other current liabilities, income tax payable, dividend payable and deferred revenue.

In accordance with the above contractual agreements, the Company has power to direct activities of the VIE, and can have assets transferred out of the VIE without any restrictions. Therefore the Company considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for the registered capital and PRC statutory reserves of the VIE amounting to RMB261.7 million as of December 31, 2011. As the VIE is incorporated as limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIE.

The following combined financial information of the VIE and its subsidiaries were included in the accompanying consolidated financial statements of the Group as follows:

	December 31,
	2010	2011

Total assets	576,687	788,034
Total liabilities	173,697	357,403

	Years Ended December 31,
	2009	2010	2011

Net revenue	432,736	629,022	594,619
Net income	152,417	191,613	28,541

	Years Ended December 31,
	2009	2010	2011

Net cash provided by (used in) operating activities	18,632	161,407	(29,046)
Net cash provided by (used in) investing activities	(27,311)	85,298	(12,108)
Net cash provided by (used in) financing activities	182,578	(265,409)	141,822
	173,899	(18,704)	100,668

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIE, and there is no VIE where the Company has variable interest but is not the primary beneficiary.

As of December 31, 2011, the Company’s subsidiaries, VIE and VIE’s subsidiaries are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

Direct subsidiary

	SYSWIN Limited (“HK Holding”)	December 14 2007	Hong Kong	100%	Subsidiary	Investment holding

Indirect subsidiary

	Beijing Syswin Zhi Di Technology Company Limited (“Syswin Zhi Di”)	July 13 2010	PRC	100%	Subsidiary	Enterprise management services

VIE and VIE’s subsidiaries

1	Beijing Syswin Xing Ye Real Estate Brokerage Company Limited (“Syswin Xing Ye”)	November 2 2004	PRC	—	VIE	Sales agency

2	Beijing Syswin Zhi Di Real Estate Consulting Company Limited (“Syswin Consulting”)	January 18 2006	PRC	—	Subsidiary of VIE	Property consultancy

3	Beijing Syswin Chuang Xin Real Estate Brokerage Company Limited (“Chuang Xin”)*	February 20 2008	PRC	—	Subsidiary of VIE	Brokerage business

4	Tianjin Syswin Xing Ye Real Estate Brokerage Company Limited (“Tianjin Syswin”)	May 16 2006	PRC	—	Subsidiary of VIE	Sales agency

5	Hohhot Syswin Real Estate Consulting Company Limited (“Hohhot Syswin”)	June 9 2005	PRC	—	Subsidiary of VIE	Sales agency

6	Guiyang Syswin Real Estate Brokerage Company Limited (“Guiyang Syswin”)	November 23 2006	PRC	—	Subsidiary of VIE	Sales agency

7	Yantai Syswin Real Estate Brokerage Company Limited (“Yantai Syswin”)	July 4 2006	PRC	—	Subsidiary of VIE	Sales agency

8	Qingdao Syswin Xing Ye Real Estate Brokerage Company Limited (“Qingdao Syswin”)	July 16 2008	PRC	—	Subsidiary of VIE	Sales agency

9	Jinan Syswin Real Estate Brokerage Company Limited (“Jinan Syswin”)	November 7 2007	PRC	—	Subsidiary of VIE	Sales agency

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

10	Chongqing Syswin Real Estate Brokerage Company Limited (“Chongqing Syswin”)	January 15 2008	PRC	—	Subsidiary of VIE	Sales agency

11	Shenyang Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenyang Syswin”)	April 8 2008	PRC	—	Subsidiary of VIE	Sales agency

12	Yinchuan Syswin Xing Ye Real Estate Brokerage Company Limited (“Yinchuan Syswin”)	March 26 2008	PRC	—	Subsidiary of VIE	Sales agency

13	Chengdu Syswin Real Estate Brokerage Company Limited (“Chengdu Syswin”)	April 14 2008	PRC	—	Subsidiary of VIE	Sales agency

14	Dalian Syswin Real Estate Brokerage Company Limited (“Dalian Syswin”)	June 26 2008	PRC	—	Subsidiary of VIE	Sales agency

15	Suzhou Syswin Real Estate Brokerage Company Limited (“Suzhou Syswin”)	April 14 2009	PRC	—	Subsidiary of VIE	Sales agency

16	Shaanxi Syswin Xing Ye Real Estate Brokerage Company Limited(“Shaanxi Syswin”)	January 12 2011	PRC	—	Subsidiary of VIE	Sales agency

17	Shanxi Syswin Xing Ye Real Estate Brokerage Company Limited (“Shanxi Syswin”)	September 30 2009	PRC	—	Subsidiary of VIE	Sales agency

18	Nanjing Syswin Xing Ye Real Estate Brokerage Company Limited (“Nanjing Syswin”)	March 29 2010	PRC	—	Subsidiary of VIE	Sales agency

19	Beijing Syswin Jia Ye Real Estate Brokerage Company Limited (“Syswin Jia Ye”)	February 24 2010	PRC	—	Subsidiary of VIE	Sales agency

20	Beijing Syswin Zhi Di Real Estate Management Company Limited (“Zhi Di Management”)*	June 2 2010	PRC	—	Subsidiary of VIE	Real estate management

21	Hangzhou Syswin Real Estate Brokerage Company Limited (“Hangzhou Syswin”)	July 29 2010	PRC	—	Subsidiary of VIE	Sales agency

22	Shanghai Syswin Real Estate Brokerage Company Limited (“Shanghai Syswin”)	September 8 2010	PRC	—	Subsidiary of VIE	Sales agency

23	Wuhan Syswin Xing Ye Real Estate Brokerage Company Limited (“Wuhan Syswin”)	September 29 2011	PRC	—	Subsidiary of VIE	Sales agency

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity

24	Changsha Syswin Real Estate Brokerage Company Limited (“Changsha Syswin”)	August 11 2011	PRC	—	Subsidiary of VIE	Sales agency

25	Wuxi Syswin Xing Ye Real Estate Brokerage Company Limited (“Wuxi Syswin”)	November 28 2011	PRC	—	Subsidiary of VIE	Sales agency

26	Hefei Syswin Real Estate Brokerage Company Limited (“Hefei Syswin”)	June 28 2011	PRC	—	Subsidiary of VIE	Sales agency

27	Beijing Ling Hao Ya Zhi Advertising Company Limited (“Ling Hao Ya Zhi”)	September 1 2011	PRC	—	Subsidiary of VIE	Advertising company

28	Shenzhen Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenzhen Syswin”) **	February 21 2000	PRC	—	Subsidiary of VIE	Sales agency

29	Dongguan Syswin Real Estate Brokerage Company Limited (“Dongguan Syswin”)	December 18 2006	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

30	Huizhou Syswin Real Estate Brokerage Company Limited (“Huizhou Syswin”)	November 2 2006	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

31	Chengdu Xing Yuan Hang Real Estate Brokerage Company Limited (“Chengdu Xing Yuan Hang”)	June 20 2011	PRC	—	Subsidiary of Shenzhen Syswin	Sales agency

   * The Group disposed of its equity interest in Zhi Di Management and Chuang Xin in July and August 2010, respectively.

* * Shenzhen Xingyan Real Estate Consulting Co., Ltd was renamed as Shenzhen Syswin Xing Ye Real Estate Brokerage Company Limited (“Shenzhen Syswin”) after acquired by Syswin Xing Ye on February 13, 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of preparation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries and the VIE for which it is the primary beneficiary. All transactions and balances among the Company, the subsidiaries, and the VIE for which it is the primary beneficiary have been eliminated upon consolidation. Certain comparative figures have been reclassified in the Balance Sheets and Statement of Operations.

As a result of the disposal of secondary real estate brokerage services in August 2010 as described in Note 19, the termination of the Group’s secondary real estate brokerage services have been accounted for as discontinued operations in the consolidated financial statements (the “Discontinued Operations”). The Group’s continuing operations, therefore, mainly consist of real estate sales agency services and real estate consultancy services (“the Continuing Operations”). Unless otherwise noted, all figures included in the accompanying notes to the consolidated financial statements are in reference to the Group’s Continuing Operations.

With respect to the Reorganization described in Note 1(b), the Company, HK Holding, Syswin Zhi Di and the VIE were all under common control before and after the Reorganization, accordingly it has been accounted for using the pooling-of-interests method. Thus, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries and the VIE for which it is the primary beneficiary at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the periods presented. Accordingly, disclosures describing the ‘‘Company’’ or its transactions also refer to the VIE and its transactions prior to the Reorganization.

On November 3, 2010, in preparation for the initial public offering, the shareholders and Board of Directors of the Company approved resolutions effecting certain amendments to the authorized and issued share capital to effect a 12,500-for-one split of the Company’s share capital pursuant to which each ordinary share of the Company was subdivided into 12,500 shares at a par value of US$0.0000008 per share, and 2,500,000,000 of the authorized but unissued Ordinary Shares of the Company shall be re-designated as Preferred Shares of a nominal or par value of US$0.0000008 each.

All shares and per share data presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of share split.

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with US GAAP and on a going concern basis.

b) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include impairment of goodwill and long-lived assets, the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, and valuation allowance of deferred tax assets.

c) Convenience translation

Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the noon buying rate in The City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, and other short-term highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

e) Restricted cash

The restricted cash relates to paid in capital of subsidiaries which are in process of registration with the relevant authorities. The total amount of restricted cash was RMB 3.0 million and RMB 3.0 million as of December 31, 2010 and 2011, respectively.

f) Accounts receivable

Accounts receivable represent amounts recognized as revenue which have yet to be received from customers. The Group accrued allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management’s analysis and estimates. Receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. Accounts receivable are stated net of allowance for doubtful accounts.

g) Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Buildings (including the land use rights adhered to)*	40 years
Motor vehicles	5 years
Office equipment, furniture and electronic equipment	5 years
Leasehold improvement	Shorter of lease term or estimated useful lives of assets

*Land use rights are not separable from the buildings, as they were purchased in one transaction and from the same third party.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

Construction in progress includes costs paid to third parties that are mainly associated with the development and construction of properties and software for internal use, and are stated as construction in progress less impairment losses. These capitalized costs are not subject to depreciation until the assets to which they are related are completed and put into use.

h) Business Combinations

The Group accounted for acquisitions made using the purchase method of accounting in accordance with ASC Topic 805, “Business Combinations”.  This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Group acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

i)  Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment on an annual basis and between annual tests in certain circumstances. The performance of the goodwill impairment test involves a two-step process. The first step involves comparing the fair value of the Company’s reporting units to their carrying values, including goodwill. The Company generally determines the fair value of a reporting unit using the income approach, which is based on the present value of estimated future cash flows, or the market approach. If the carrying value of a reporting unit exceeds its fair value, the second step shall be performed and an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of the goodwill will be recorded.

j) Intangible assets

Intangible assets include identified customer relationship, which was acquired by the Group through the acquisition of Shenzhen Syswin (Note 4(a)), and the purchased software, which are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the useful lives as below:

Customer relationship	4 years
Software	5 years

k) Revenue recognition

The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

(i) Real estate sales agency services

The commissions from real estate sales agency services include base commissions, supplemental commissions and incentive commissions. The Group recognizes the base commission revenue and supplemental commissions revenues when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group.

The incentive commissions represent certain performance targets agreed with the developer clients and the commissions would be earned if the targets have been achieved. Similar to the base commissions and supplemental commissions, the Group recognizes the revenue when the relevant purchase contract between the property developers and property buyers become unconditional or irrevocable, which occurs once the Group has achieved the performance targets and confirmed the related amount.

Quality assurance retention money represents the arrangement whereby the Group agrees with their developer that a portion of the commissions would only be required to be paid by the developer clients upon meeting certain pre-determined criteria. Such pre-determined criteria can be largely categorized into (i) those based on the level of satisfaction with the services as determined by the developer clients; and (ii) those based on the overall sales progress on a project. Accordingly, the quality assurance retention money would be recognized as revenue only upon the satisfaction of the pre-determined criteria.

(ii) Real estate consultancy services

For real estate consultancy services, the Group recognizes revenue on consulting services when it has completed its performance obligations under the service contracts and the payment terms are no longer contingent.

(iii) Secondary real estate brokerage services

For brokerage business services, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lesser for which the Group acts as the broker. Group disposed of the secondary real estate brokerage business in August 2010, and the termination of the secondary real estate brokerage services have been accounted for as Discontinued Operations.

l) Cost of revenue

Cost of revenue primarily consisted of staff costs, leasing and office expenses, and marketing promotion expenses incurred in connection with the development projects to which the Group is engaged to provide real estate sales agency services.

m)Advertising expenses

Advertising costs are expensed as incurred. Advertising-related expenses, including promotional and marketing expenses, amounted to RMB7.9 million, RMB8.0 million, RMB22.7 million during the years ended December 31, 2009, 2010 and 2011 respectively.

n) Business tax and related surcharges

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate of approximately 5% and is recorded as a reduction of revenues.

o) Foreign currency translation

The Group uses RMB as its reporting currency.

The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

p) Non-controlling interests

Non-controlling interests represent the equity interests in the Group’s subsidiary that is not attributable, either directly or indirectly, to the Group. If the carrying value of the non-controlling interests’ equity of the subsidiary is reduced to zero, the subsidiary’s losses are no longer allocated to the non-controlling interests.

As at December 31, 2011, non-controlling interest represented 8% of the equity interest in Shenzhen Syswin held by the other shareholder of Shenzhen Syswin.

q) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

r) Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which it expects the difference to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Group does not have any significant uncertain tax positions for the years ended December 31, 2010 and 2011.

s) Statutory reserves

The Company’s indirect subsidiary, VIE and VIE’s subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s Foreign Investment Enterprises, the subsidiary and VIE registered as wholly-owned foreign enterprises or Sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profit as determined under the Accounting Standards for Business Enterprises and the “Accounting System for Business Enterprises” as promulgated by the State of the People’s Republic of China (“PRC GAAP”) to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of VIE registered as China domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve, statutory reserve is restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion reserve can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

Appropriations of RMB12.6 million, RMB15.1 million and RMB6.0 million were made to above statutory reserve funds for the years ended December 31, 2009, 2010 and 2011, respectively.

t) Operating lease

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

u) Net income per share

Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary share and ordinary share equivalents outstanding during the period. There is no security or other contract that may entitle its holder to obtain common stock issued by the Company during periods presented.

v) Fair value measurements

For fair value measurements, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - include other inputs that are directly or indirectly observable in the market place.

Level 3 - unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, and cash equivalents, restricted cash, accounts receivable, prepaid expenses — related party, other receivables and accrued expenses and other current liabilities approximates fair value due to their short-term nature.

w) Government grant

Government grants, which do not have specific terms of usage and are not refundable, are recognized as other operating income when received.

x) Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company expects that the adoption of these standards will not have any significant impact on its consolidated financial statements.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specified that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company expects that the adoption of this standard will not have any significant impact on its consolidated financial statements.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specified that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affected all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

CERTAIN RISKS	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS
CERTAIN RISKS

3 CERTAIN RISKS

a) Significant risks and uncertainties

The Group operates in a dynamic and high risk real estate industry and is susceptible to fluctuations in the real estate market in the PRC, and the property market in the PRC is at an early stage of development and is volatile, which could have a material adverse effect on the Group’s business, financial condition and results of operations.

b) PRC Regulations

The Chinese market in which the Group operates poses certain macro-economic and regulatory risk and uncertainties. These uncertainties extend to the ability of the Group to conduct business in the real estate sector in the PRC. The Company conducts all of its operations in the PRC through VIE, which it consolidates as a result of a series contractual arrangements enacted among Syswin Zhi Di, HK Holding, the VIE and the legal shareholders of the VIE. The Company believes that these contractual arrangements are in compliance with PRC law and are legally enforceable. If the VIE or its legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Company will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIE, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, their Exclusive Technology Consulting and Service Agreements and the Exclusive Call Option Agreements with the VIE have a term of ten years. In general, neither the VIE nor their legal shareholders may terminate the contracts prior to the expiration date.

Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the real estate industry remains highly regulated. Restrictions are currently in place and are unclear with respect to which segments of this industry foreign owned entities, like the Group may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as real estate. Administrative and court proceedings in the PRC may also be protracted, resulting in substantial costs and diversion of resources and management attention.  Consequently, such uncertainties may limit the Company’s ability to enforce its contractual arrangements with the VIE. Although the Company believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of the contractual arrangements may adversely affect the Company’s ability to consolidate the VIE. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

The real estate market in the PRC is typically affected by changes in government policies regarding the real estate industry, the financial market and other related areas. The PRC government has in the past adopted various administrative measures to restrain what it perceived as unsustainable growth in the real estate market, particularly when the real estate market in China has experienced rapid and significant growth. The PRC real estate market could experience a prolonged downturn in the future, which could have a material adverse impact on the Group’s business, financial condition and results of operations.

c) Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

The Group has approximately RMB373.3 million in cash and bank deposits with large domestic banks in China, which constitutes about 78% of its total cash and cash equivalent as of December 31, 2011, and the Group has approximately RMB105.7 million (RMB equivalent of US$16.8 million) in cash and bank deposits with a large commercial bank in Hong Kong, which constitutes about 22% of its total cash and cash equivalent as of December 31, 2011. The Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

Accounts receivable consist primarily of amounts due from real estate sales agency services and were derived from the Group’s operations in the PRC. Customer A accounted for approximately 35%, 17% and 18%, Customer B accounted for approximately 11%, 16% and 16%, respectively, of the Group’s net revenue for the year ended December 31, 2009, 2010 and 2011. Receivables from Customer A accounted for approximately 12% and 11%, Customer B accounted for approximately 15% and 18%, respectively, of the Group’s accounts receivable as of December 31, 2010 and 2011.

d) Foreign currency risk

The RMB is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Cash and cash equivalents of the Group denominated in RMB included aggregate amounts of RMB189.3 million and RMB383.7 million, as of December 31, 2010 and 2011, respectively.

All the Group’s revenues derived and a significant portion of expenses incurred, assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, therefore the Group may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations in the currency of the PRC. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

4                 BUSINESS COMBINATION

(a)         On February 13, 2011, the Group invested RMB23.0 million to acquire 92% equity interest in Shenzhen Xingyan Real Estate Consulting Co., Ltd, a PRC-incorporated company, which was subsequently renamed to Shenzhen Syswin. As the Group obtained unilateral control of Shenzhen Syswin on the acquisition date, it started to consolidate Shenzhen Syswin’s financial statements thereafter. The acquisition of Shenzhen Syswin will allow the Group to expand into Southern China and further develop its business in Southwestern China. The purchase price was determined based on arms’ length negotiations between the Group and the equity holders of Shenzhen Syswin.

The excess of (i) the total of the value of consideration transferred and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Shenzhen Syswin was recorded as goodwill. The goodwill acquired resulted primarily from the assembled workforce from the Shenzhen Syswin, and is not expected to be deductible for tax purposes. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal’s reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Estimated Useful Life at the Acquisition date (in years)

Cash	7,794
Accounts receivable, net	28,347
Other current assets	799
Property and equipment, net	1,295
Other non-current assets	5,084
Identifiable intangible assets (customer relationship)	10,669	4
Deferred tax liability	(2,667)
Liability	(34,658)

Identifiable net assets acquired (a)	16,663

Cash consideration (b)	23,000
Non-controlling interest at fair value (c)	2,000

Goodwill (b+c-a)	8,337

The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Of the total cash consideration of RMB 23 million, RMB 16.6 million was paid during 2011, and the remaining balance of RMB 6.4 million is included in the accrued expenses and other current liabilities (Note 10) as of December 31, 2011.

The total amount of goodwill was assigned to the reporting unit of Shenzhen Syswin. Based on the Company’s annual goodwill assessment at September 30, 2011, there was no impairment of goodwill.

Based upon indicators of impairment in the fourth quarter of fiscal 2011, which included a significant decrease in market capitalization and a decline in recent operating results, the Company performed an interim impairment test as of December 31, 2011. Because the acquired business of Shenzhen Syswin has been integrated into the Group, the Company represents the single reporting unit as at December 31, 2011 for goodwill impairment test. The first step test resulted in the determination that the fair value of the Group was less than the carrying value of its net assets, including goodwill. The fair value of the Group is determined based on quoted market prices and a control premium which is based on a detailed analysis considering factors as industry, market, economic, and others that market participants typically take into account when determining the fair value of the entity. As a result of the second step test, the Company estimated the implied fair value of the goodwill compared to carrying amounts and recorded an impairment charge of RMB 8.3 million to fully impair goodwill of RMB 8.3 million. The goodwill charge has been recorded in administrative expenses in the statement of operations.

The following summary of unaudited pro forma results of operations of the Group for the years ended December 31, 2010 and 2011 is presented using the assumption that the acquisition was completed as of January 1, 2010. These pro forma results of the Group have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the acquisition occurred as of January 1, 2010, nor is it indicative of future operating results.

	(Pro Forma)
	Years ended December 31,
	2010	2011
	RMB(Unaudited)	RMB(Unaudited)

Pro forma net revenue	686,514	609,170
Pro forma net income	189,572	8,596

(b)         In June 2011, the Group further entered into a share transfer agreement with the other equity holder of Shenzhen Syswin, to acquire remaining 8% equity interest in the branch of Shenzhen Syswin in Chengdu held by the other equity holder for a consideration of approximately RMB 2.56 million. The Group still holds 92% equity interest in other subsidiaries and branches of Shenzhen Syswin after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest was recorded in additional paid-in capital of the Group.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5                 ACCOUNTS RECEIVABLE

The following summarizes the Group’s accounts receivable as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011

Accounts receivable	283,655	372,528
Less: allowance for doubtful accounts	(2,281)	(6,478)
	281,374	366,050

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011

Balance at beginning of the year	(511)	(2,281)
Acquisition of subsidiary	—	(631)
Charged to expenses	(1,770)	(5,847)
Write-off	—	2,281
Balance at end of the year	(2,281)	(6,478)

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES
OTHER RECEIVABLES

6                 OTHER RECEIVABLES

Other receivables consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Project deposits (due back to the Group before December 31, 2012)*	5,435	4,065
Deposit receivable	1,324	3,348
Prepaid rental expense	2,367	3,154
Staff advance	1,680	1,291
Prepaid advertising expense	2,351	815
Others	2,720	3,211
	15,877	15,884

*       The Group is occasionally required to provide performance bond, which is an upfront deposit to property developers prior to the commencement of the sales process. These project deposits will be released periodically or upon the completion of the sales, and may be subject to conditions based on predetermined criteria.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7                 PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Buildings	4,939	4,939
Office equipment, furniture and electronic equipment	15,295	22,883
Motor vehicles	10,214	13,136
Leasehold improvement	23,370	28,807
Construction in progress	12,305	—
	66,123	69,765

Less: accumulated depreciation and amortization	(15,958)	(29,698)

Property and equipment, net	50,165	40,067

For the years ended December 31, 2009, 2010 and 2011, depreciation and amortization expense for property and equipment amounted to RMB5.4 million, RMB10.8 million and RMB14.2 million, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8                 INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Softwares (Customer Resource Management system and others)	5,611	21,734
Customer relationship arising from acquisition*	—	10,669

Less: accumulated amortization	(2,104)	(7,977)

Intangible assets, net	3,507	24,426

*                 The customer relationship represents the agency agreements that Shenzhen Syswin has been engaged to provide sales agency service. See note 4(a) for details.

For the years ended December 31, 2009, 2010 and 2011, amortization expense for intangible assets amounted to RMB0.5 million, RMB0.8 million and RMB5.9 million, respectively.

Based on the Group’s intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2012	6,500
2013	6,492
2014	6,399
2015	3,454
2016	1,581
Total	24,426

The Group’s trademarks were owned by Zhi Di Investment which is an entity beneficially owned by Mr. Chen and used free of any fees by the Group historically. On October 17, 2010, the Group entered into an agreement with Zhi Di Investment under which the Group obtained a non-exclusive license to use those trademarks permanently and free of any fees.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9                 OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Project deposits (due back to the Group after December 31, 2012)*	19,300	28,250

*                 The Group is occasionally required to provide performance bond, which is an upfront deposit to property developers prior to the commencement of the sales process. These project deposits will be released periodically or upon the completion of the sales, and may be subject to conditions based on predetermined criteria.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Salary payable	99,976	118,929
Business tax payable	19,113	22,042
Payable for acquisition of Shenzhen Syswin	—	6,375
Sales service fees	1,478	5,584
Other tax levies	2,003	5,194
Other current liabilities	11,686	12,919
	134,256	171,043

CAPITAL INJECTION FROM QINGLING	12 Months Ended
Dec. 31, 2011
CAPITAL INJECTION FROM QINGLING
CAPITAL INJECTION FROM QINGLING

11          CAPITAL INJECTION FROM QINGLING

In January 2009, the Company issued common shares to Qingling in exchange for capital injection of RMB204 million. The agreements between Qingling and the existing shareholders, including Mr. Chen and Mr. Tao, grant Qingling the following rights:

a) Voting rights

Qingling has voting rights in regard to the operation of the Group. Without the permission from Qingling, the other shareholders do not have the rights to unilaterally make the decisions primarily include:

·                  Change of the articles of association and other key documents of the Group;

·                  Change of the business scope of the Group;

·                  Approval of the budget / capital expenditure plan / compensation plan;

·                  Appointment of the chief executive officer and chief finance officer;

·                  Dividend policy;

·                  Third party borrowings; and

·                  Related party transactions over certain amount.

b) Redemption rights

If the Group does not achieve a qualifying public offering or qualifying sell five years after the capital injection, Qingling could require the existing shareholders to redeem its shares in the Group at RMB 204 million, plus a premium at an annual internal rate of return of 15%.  Such redemption rights still exist after the Group’s initial public offering in November 2010 since such offering does not meet the criterion of a “qualifying public offering”. This agreement was entered into by all shareholders in their capacity as shareholders of the Company and such redemption right is not enforceable to the Group.

c) Shares transfer

Qingling would transfer 1% of its equity shares in the Group that it holds to the existing shareholders, if the net profit of the Group for the year ending December 31, 2011 achieves the high end of a defined performance target (the ‘‘high end’’). An additional 1% or 2% equity shares would be transferred to the existing shareholders if the Group exceeds the high end by 7% or 14%. On the other hand, if the Group fails to meet the low end of the performance target (the ‘‘low end’’) for the year ending December 31, 2011, the existing shareholders would be required to transfer up to 13.71% of their shares in the Group that they hold to Qingling. This agreement was entered into by all shareholders in their capacity as shareholders of the Company and such arrangement is not enforceable to the Group. Qingling and the existing shareholders are still in the process of negotiating the resolution of this arrangement.

OTHER OPERATING INCOME - NET	12 Months Ended
Dec. 31, 2011
OTHER OPERATING INCOME - NET
OTHER OPERATING INCOME - NET

12          OTHER OPERATING INCOME, NET

Other operating income / (expenses) consisted of the following (in RMB thousands):

	Years Ended December 31,
	2009	2010	2011

Government grants*	1,610	3,994	3,055
Loss on disposals of property and equipment	—	(655)	(330)
Amortization of deferred revenue	—	304	913
Others	(130)	19	623
	1,480	3,662	4,261

* The government grants were previously recorded in other income in the consolidated financial statements of 2009 and 2010, and the Company revised the previous presentation and reclassified them to other operating income as a result of change of accounting policy.

OTHER (EXPENSES) / INCOME - NET	12 Months Ended
Dec. 31, 2011
OTHER (EXPENSES) / INCOME - NET
OTHER (EXPENSES) / INCOME - NET

13          OTHER (EXPENSES) / INCOME, NET

Other (expenses) / income consisted of the following (in RMB thousands):

	Years Ended December 31,
	2009	2010	2011

Refund from depositary in connection with the establishment and maintenance of the ADR program	—	—	4,418
Penalty	(174)	(213)	(1,262)
Others	(21)	(254)	(559)
	(195)	(467)	2,597

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

14          SEGMENT INFORMATION

The executive directors assess the business from services perspective which is principally located in Mainland China. The Group’s revenue, expenses, assets, liabilities and capital expenditure are primarily attributable to real estate sales agency services and real estate consultancy services. The secondary real estate brokerage services were terminated in August 2010. The real estate consultancy services contributed less than 10% of the revenues and the result of the Group, and these services related entities hold less than 10% of the Group’s total assets. Accordingly, no operating segment is presented. Breakdown of the net revenue by service nature is as follows:

	Years ended December 31,
	2009	2010	2011

Real estate sales agency services	420,074	608,705	561,546
Real estate consultancy services	12,662	20,317	33,073
	432,736	629,022	594,619

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15           INCOME TAXES

Cayman Islands

The Cayman Islands currently does not levy taxes on individuals or corporations based upon profits, income, gains or appreciation. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Payments of dividends by HK Holding to the Company are not subject to any Hong Kong withholding tax. HK Holding has no significant operations in Hong Kong since its inception.

People’s Republic of China

Prior to January 1, 2008, the Company’s PRC subsidiary and VIE were governed by the previous Enterprise Income Tax Provisional Rules (the “Previous EIT Rules”) of China. Under the Previous EIT Rules, the Company’s PRC subsidiary and VIE were generally subject to enterprise income taxes at a statutory rate of 33% (30% state income tax plus 3% local income tax).

Effective January 1, 2008, the new Corporate Income Tax Law (the “CIT Law”) in China supersedes the Previous EIT Rules and unifies the enterprise income tax rate for Syswin Zhi Di and the VIE and its subsidiaries at 25%.

The CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the CIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Group will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Rules. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong is subject to withholding tax at a rate of no more than 5% after obtaining the approval of local tax authority (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company’s FIE’ operations in China is invested and held by Hong Kong registered entities. Based on the subsequently issued interpretation of the EIT, Article 4 of Cai Shui [2008] Circular No. 1, dividends on earnings prior to 2008 but distributed after 2008 are not subject to withholding income tax. Since the Company intends to reinvest earnings to further expand its businesses, its PRC subsidiary does not intend to declare dividends to their immediate foreign holding companies in foreseeable future. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIE in China for the period from July 13, 2010 (date of inception) to December 31, 2011.

	Years ended December 31,
	2009	2010	2011
Income tax provision (in RMB thousands):
Current	60,065	87,701	37,099
Deferred	(6,097)	(13,613)	(19,450)
Total	53,968	74,088	17,649

The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets that gave rise to deferred tax assets as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011
Current
Deferred tax assets:
Accrued expense and payroll*	24,230	31,793
Allowance for doubtful accounts	570	2,032
Total deferred tax assets	24,800	33,825
Less: valuation allowance	(570)	(2,032)
	24,230	31,793
Non-current
Deferred tax assets:
Net operating loss carry forwards	2,346	18,509
Deferred revenue from lease of a portion of Syswin building (see Note 21(a))	608	380
Total deferred tax assets	2,954	18,889
Less: valuation allowance	—	—
	2,954	18,889

Deferred tax liabilities:
Customer relationship acquired from business acquisitions (Note 4(a))	—	2,065
Total deferred tax liabilities	—	2,065

*Salary payable constitutes a significant portion of accrued expense and payroll, which is not deductible at December 31, 2011, but will be deducted when it is settled in year 2012.

 The Group evaluates a variety of factors in determining the amount of valuation allowance, including the Group’s limited operating history, accumulated deficit, existence of taxable temporary differences and expected reversal periods.

The following table sets forth the movements of the valuation allowance for net deferred tax assets for the periods presented:

	December 31,
	2009	2010	2011

Balance at beginning of the year	(1,082)	(128)	(570)
Write-back/ (provision) for the year	954	(442)	(1,462)
Balance at end of the year	(128)	(570)	(2,032)

The Group had total net operating loss carried forward as of December 31, 2009, 2010 and 2011 amounted to RMB12.1 million, RMB9.4 million and RMB74.0 million, respectively, which will expire during the period from 2012 to 2016.

A reconciliation of income tax of the statutory income tax rate to the Group’s effective tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

Statutory income tax rates	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	0.3%	1.1%	45.9%
Including:
1) Loss arising from forgiving of the receivable from Chuang Xin, an entity disposed by the Group in 2010*	—	—	14.6%
2) Goodwill impairment loss	—	—	8.4%
3) Excess entertainment expense	0.3%	0.7%	8.9%
4) Allowance for doubtful accounts	—	0.1%	5.9%
5) Others	—	0.3%	8.1%
Utilisation of previously unrecognised tax losses	(0.6)%	—	—
Effective tax rate	24.7%	26.1%	70.9%

* This is the loss arising from forgiving of the receivable from Chuang Xin, an entity disposed by the Group in 2010 (Note 19). After continued communication with local tax authority in 2011, the Company believes that it is more likely than not that such loss will be non-deductible.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

16           NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per ordinary share for the years ended December 31, 2009, 2010 and 2011, respectively (in RMB thousands, except shares per share data):

	Years ended December 31,
	2009	2010	2011

Numerator:
Income from continuing operations, before non-controlling interest	164,456	209,640	7,255
Add: Net loss attributable to non-controlling interest	—	—	250
Income from continuing operations attributable to SYSWIN Inc.’s ordinary shareholders	164,456	209,640	7,505
Loss from discontinued operations, net	(12,039)	(20,054)	—
Net income attributable to SYSWIN Inc.’s ordinary shareholders	152,417	189,586	7,505
Denominator for basic and diluted net income per share (weighted average number of ordinary shares outstanding)	154,875,000	158,872,808	193,275,000
Per share data:
Basic and diluted income from continuing operations attributable to SYSWIN Inc.’s ordinary shareholders	1.06	1.32	0.04
Basic and diluted loss from discontinued operations attributable to SYSWIN Inc.’s ordinary shareholders	(0.08)	(0.13)	—
Basic and diluted net income attributable to SYSWIN Inc.’s ordinary shareholders	0.98	1.19	0.04

* The Company does not have potentially dilutive securities for all the periods presented.

DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

17           DIVIDENDS

On August 25, 2010, the board of directors of the Company approved the plan to distribute dividend of RMB270 million from its retained earnings ended June 30, 2010 to its shareholders. RMB257.8 million have been paid to the shareholders before December 31, 2011.

	Years ended December 31,
	2009	2010	2011

Cash dividends per share*	—	1.74	—

*Dividend declared divided by number of shares outstanding of 154,875,000.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

18           EMPLOYEE BENEFIT PLANS

The Group participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. PRC labor regulations require the companies to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant labor bureau is responsible for meeting all retirement benefit obligations; the Group has no further commitments beyond its monthly contribution. Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The PRC government is directly responsible for the payments of the benefits to these employees.

The total contributions for such employee benefits were approximately RMB7.4 million, RMB12.6 million and RMB28.2 million for the years ended December 31, 2009, 2010 and 2011, respectively.

DISPOSAL AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISPOSAL AND DISCONTINUED OPERATIONS
DISPOSAL AND DISCONTINUED OPERATIONS

19           DISPOSAL AND DISCONTINUED OPERATIONS

On August 18, 2010, the Group transferred 90% and 10% equity interests in Chuang Xin, which is a subsidiary of the VIE primarily undertaking secondary real estate brokerage business under ‘‘E-home Park’’ brand, to Syswin International and Zhi Di Investment respectively, in exchange for nil consideration from both of them. Both Syswin International and Zhi Di Investment are beneficially owned by Mr. Chen. Immediately before the disposal, the Group and Syswin International made the following arrangement to settle Chuang Xin’s debt of RMB41.4 million due to the Group:

1) The Group would forgive RMB14.4 million;

2) Syswin International would pay the remaining RMB27 million to the Group over an agreed payment schedule (RMB10 million before September 30, 2010, RMB17 million before the earlier of June 30, 2011 and 30 working days after the closing of the initial public offering). Syswin International has settled all the amount due to the Group before December 31, 2010.

Given the voting rights Qingling has in the Group (see Note 11 for details), the Group is deemed to be jointly controlled by Mr. Chen and Qingling, and the disposal was not a common control transaction. The net impact from disposal of Chuang Xin was RMB16,000 and was recognized as the loss from discontinued operation in the statement of operations (net of tax).

Additionally, before the disposal, two contracts that reflect the services of real estate sales agency undertaken by Chuang Xin have been transferred to the Group, so the results from such contracts would still be presented in continuing operations for all periods presented.

As a result of above transactions, the Group no longer has operations and cash flows from the secondary real estate brokerage services and has no significant continuing involvement in such operations after the disposal.  The revenues and expenses related to the operations of the secondary real estate brokerage services have been segregated from continuing operations and reported as discontinued operation for all periods presented. Following are revenues, and losses from discontinued operations.

	Years ended December 31,
	2009	2010
	Operating results	Operating results up to the date of disposal	Disposal of Chuang Xin		Total

Net revenue	8,571	9,245	—		9,245
Loss before income tax	(16,013)	(26,708)	(2,516	)*	(29,224)
Income tax **	3,974	6,670	2,500		9,170
Loss from discontinued operations, net	(12,039)	(20,038)	(16)		(20,054)

*The loss is the difference between the nil proceeds received by the Group and the net book value of Chuang Xin (including cash and cash equivalents of RMB7.8 million, accounts receivable of RMB 8.4 million, property and equipment of RMB 8.4 million and other current assets of RMB14.5 million, net of total liabilities, mainly accrued expenses and other current liabilities of RMB36.6 million).

** To reflect the deferred tax assets generated from net operating losses in the period available to offset future taxable income, and tax impact from disposal of investment in Chuang Xin. The Company believed that it was more likely than not that the loss from disposal of investment in Chuang Xin will be realized in the future as of December 31, 2010.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20          COMMITMENTS AND CONTINGENCIES

a)              Operating lease commitments

The Group has operating lease agreements principally for its administrative use.  These leases expire by 2016 and are renewable upon negotiation.

Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB8.0 million, RMB10.3 million and RMB23.7 million, respectively.

Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2011 are as follows (in RMB thousands):

2012	14,488
2013	10,670
2014	4,597
2015	791
2016	138
Thereafter	—
Total	30,684

b)             Litigation

Occasionally, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. Were an unfavourable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the period in which the unfavourable outcome occurs, and potentially in future periods.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21          RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Related party	Relationship with the Group

Beijing Syswin International Real Estate Consulting Group Company Limited (“Syswin International”)	Company beneficially owned by Mr. Chen
Beijing Yang Guang Si Ji Decoration Company Limited (“Yang Guang Si Ji”)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di System Integration Technology Company Limited (“Zhi Di System”)	Company beneficially owned by Mr. Chen
Beijing Syswin International Property Management Company Limited (“Syswin Property Management”)	Company beneficially owned by Mr. Chen
Beijing Cheng Zhi Shu Guang Real Estate Development Company Limited (“Cheng Zhi Shu Guang “)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di Investment Company Limited (“Zhi Di Investment”)	Company beneficially owned by Mr. Chen
Beijing Syswin Chuang Xin Real Estate Brokerage Company Limited (“Chuang Xin”)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di Real Estate Management Company Limited (“Zhi Di Management”)	Company beneficially owned by Mr. Chen
Chen Liangsheng	Equity owner of the VIE
Qingling Company Limited (Subsidiary of CDH China Fund III, L.P.)	Equity owner of the VIE
Tao Hongbing	Equity owner of the VIE
China Rebro Limited (Subsidiary of CDH China Fund III, L.P.)	Shareholder of the Company
Brilliant Strategy Limited (a holding company wholly owned by Mr.Chen)	Shareholder of the Company

(a)          Related party transactions and balances

The Group entered into certain interest-free arrangement with Chuang Xin. The amount due from it represents non-interest advances with no repayment date. The following list the activities during 2011:

Funds advanced to related parties:

2011

	January 1, 2011	2011		December 31, 2011

Chuang Xin	—	1,174	(1,174)	—

For the years ended December 31, 2009, 2010 and 2011, the transactions with related parties consisted of the following (in RMB thousands):

	Year Ended December 31,
	2009	2010	2011
Purchase of services

Lease of a portion of Syswin building from Zhi Di Management i)	—	2,498	7,263
Property management from Syswin Property Management ii)	1,229	1,431	1,156
Decoration provided from Yang Guang Si Ji iii)	4,821	1,134	923
Commission paid to Chuang Xin iv)	—	475	225
Use of software provided from Zhi Di System	160	13	—
Total	6,210	5,551	9,567

Sales of service

Real estate consultancy services to Cheng Zhi Shu Guang	—	95	—

i)      Rental expenses under the Syswin building lease agreement.

The Syswin building was used by the Group as office building and for leasing purposes. The building was purchased from a third party property developer for a consideration of RMB114.6 million. The Group has the risks and rewards of ownership upon the completion of the purchase in 2009, and recorded the cost of the building as property and equipment and real estate properties held for lease respectively.

On August 3, 2010, the Group and the property developer signed an agreement to terminate the building purchase agreement.

As of August 27, 2010, Mr. Chen completed the acquisition of Syswin building through Zhi Di Management, an entity beneficially owned by Mr. Chen. The purchase price was RMB114.6 million, which is equivalent to the price the Group originally paid for the Syswin building, and the purchase price was paid to the Group by Zhi Di Management. Therefore, above transactions are accounted for as disposal of Syswin building from the Group to Zhi Di Management, and the involvement of the developer is deemed no substance. Additionally, given the voting rights Qingling has in the Group (see Note 11 for details), the Group is deemed to be jointly controlled by Mr. Chen and Qingling, and the disposal was not a common control transaction.

Additionally, the difference between the consideration received and the net book value of Syswin building amounted to RMB2.7 million, mostly reflecting the depreciation during the period, is deferred and will be recognized over the three-year lease term as other income in the statement of operations.

Upon the consummation of the disposal, the Group entered into a lease agreement with Zhi Di Management to lease a portion of Syswin building on August 27, 2010. Pursuant to the lease agreement, the Group leases a portion of Syswin building for 3 years with annual rental fee of RMB7.5 million.  In February 2011, the lease agreement was revised for which the annual rental fee was reduced to RMB6.9 million for the rest of lease period. In May 2011, the Group prepaid all the remaining balance of the rental in the above lease agreement in the amount of RMB 17.3 million. The Group amortizes this balance through the remaining lease term. In September and December 2011, the Group leased additional office spaces in Syswin building for an aggregated annual rental fee of RMB1.3 million for two years.

The Group did a research for the similar office buildings in the area and believes the rental fee reflects current market rate.

Above leases are accounted for as operating lease with the rental expenses recorded during the lease term. As of December 31, 2011, the outstanding balance of this prepayment amounted to RMB 13.3 million, of which RMB 8.0 million is classified as current asset, and RMB 5.3 million is classified as non-current asset.

ii)              Property management and cleaning services for office spaces and mock-up rooms

iii)           Decoration services, including interior decoration services for the office spaces and mock-up rooms used for sales projects

iv)          In September 2010, the Group and Chuang Xin made series of agreements, pursuant to which Chuang Xin would introduce property buyers to the Group and the Group would pay Chuang Xin commissions on the basis of the transaction value that these buyers consummate the purchase with the developers. The commission rate is negotiated between the Group and Chuang Xin on a project-by-project basis and benchmarked to similar corporation arrangements between the Group and other real estate agents.

In October 2010, the Group entered into a non-exclusive licensing agreement with Mr. Chen under which the Group could have a non-exclusive license to use those trademarks permanently and free of any fees.

Balances with related parties consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Prepaid rental expense:
Zhi Di Management	625	13,280

Other payable:
Chuang Xin	475	—

In addition to above, Syswin International owned by Mr. Chen is one of the three joint developers for Xiang Xi Mei Di Guo'ao project.  In June 2011, in an effort to secure a sales agency agreement for this project, the Group paid RMB 5.7 million to improve the green environment of the land where the project is located in advance of the signing of a sales agency agreement.  This expense was charged to the statement of operations as incurred in the year ended December 31, 2011. Subsequent to December 31, 2011, the project was suspended.

On March 30, 2012, Syswin International paid a deposit of RMB5.7 million to the Group. If no sales agency agreement is ultimately entered into, the deposit will be forfeited and will not be refundable to Syswin International. As of April 5, 2012, the Group has not entered into any sales agency agreement for this project.

b)              Disposal of subsidiaries

Zhi Di Management

In an effort to concentrate on the sales agency services, in July 2010, the Group entered into an equity transfer agreement with Syswin International and Zhi Di Investment, both of which are owned by Mr. Chen to transfer its equity interest in Zhi Di Management for a cash consideration of RMB3 million. There was no gain or loss recognized upon the disposal as the consideration received was equal to the Group’s share of the net assets of Zhi Di Management.

Chuang Xin

In an effort to concentrate on the sales agency services, in August 2010, the Group entered into an equity transfer agreement with Syswin International and Zhi Di Investment, both of which are owned by Mr. Chen to transfer its equity interest in Chuang Xin (see Note 19 for details)

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22          RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the PRC subsidiaries are required to annually appropriate 10% of net after-tax income to the general reserve fund or statutory surplus fund (see Note 2 (s)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability, which restricted portion amounted to approximately RMB257.9 million and RMB261.7 million as of December 31, 2010 and 2011, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2011. Therefore the separate condensed financial statements of the Company should be presented with the Company’s investments in its subsidiary under the equity method of accounting (Please see Note 24 for details).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23          SUBSEQUENT EVENTS

The following subsequent events have occurred since December 31, 2011.

New York Stock Exchange Continued Listing Standards

On January 18, 2012, the New York Stock Exchange has notified the Company that the Company has fallen below the New York Stock Exchange’s continued listing standard that requires a minimum average closing price of $1.00 per share over 30 consecutive trading days. In accordance with applicable rules, the Company has six months from the date of its receipt of the New York Stock Exchange notice to regain compliance with the minimum share price rule. The Company has notified the New York Stock Exchange its intention to cure this deficiency within the prescribed timeframe.

Senior Management’s Stock Repurchase Plan

In March 2012, the Board approved the adoption by Mr. Chen of an ADS repurchase program. Under such ADS repurchase program, Mr. Chen, through Brilliant Strategy Limited, may repurchase up to US$2.0 million of the Company’s ADSs on the open market from time to time, at prevailing market prices, in negotiated transactions off the market, in block trades, pursuant to a Rule 10b5-1 plan or otherwise. The timing and extent of any purchases depend upon market conditions, the trading price of ADSs and other factors, and subject to the restrictions relating to volume, price and timing under applicable law. As of March 31, 2012, Brilliant Strategy Limited purchased 218,896 shares represented by 54,724 of the Company’s ADSs.

Additional information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Additional information - Condensed Financial Statements
Additional information - Condensed Financial Statements

24   Additional information — Condensed Financial Statements

The separate condensed financial statements of SYSWIN Inc. (the “Company”) as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 12-04.

The restricted net assets of the Company’s PRC subsidiary and VIE were RMB261.7 million as of December 31, 2011.

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiary and VIE.

The Company records its investment in HK Holding under the equity method of accounting with its share of income and losses from HK Holding reported as share of income from subsidiaries in the condensed financial statements. Such investment is presented on the balance sheet as “Investment in subsidiary”. Following the signing of the contractual arrangements described in Note 1 in July 2010, the Company became the parent company of both Syswin Zhi Di and VIE.

The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

Financial information of Parent Company

Balance sheets

(in thousands, except shares and par value)

	December 31,
	2010 RMB	2011 RMB	2011 US$
			(Note 2(c))

ASSETS
Current assets:
Cash and cash equivalents	365	571	91
Receivables due from HK Holding	403,297	402,559	63,960
Other receivables	423	—	—
Total current assets	404,085	403,130	64,051

Non-current assets:
Investment in subsidiaries	399,708	406,043	64,514
Total assets	803,793	809,173	128,565

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other current liabilities	992	1,127	179
Total current liabilities	992	1,127	179

Total liabilities	992	1,127	179

Shareholders’ equity:
Preferred shares (US$0.0000008 par value, 2,500,000,000 shares authorized; no shares issued and outstanding)	—	—	—
Ordinary shares (US$0.0000008 par value, 60,000,000,000 shares authorized as of December 31, 2010 and 2011; 193,275,000 shares issued and outstanding as of December 31, 2010 and 2011)	1	1	—
Additional paid-in capital	625,837	623,577	99,077
Retained earnings	176,963	184,468	29,309

Total shareholders’ equity	802,801	808,046	128,386

Total liabilities and shareholders’ equity	803,793	809,173	128,565

Financial information of Parent Company

Statements of operations

 (in thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				(Note 2(c))

Net revenue	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Administrative expenses	—	(570)	(5,395)	(858)

Loss from operations	—	(570)	(5,395)	(858)
Equity in profit of subsidiary companies, net	152,417	188,321	8,595	1,366
Interest income	—	2	—	—
Foreign currency exchange gain/(loss)	—	1,833	(113)	(18)
Other income, net	—	—	4,418	702

Income from operations before income tax	152,417	189,586	7,505	1,192
Income tax	—	—	—	—

Net income	152,417	189,586	7,505	1,192

Financial information of Parent Company

Statements of cash flows

 (in thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				(Note 2(c))

Net cash provided by (used in) operating activities	—	1,375	461	74

Cash flows from investing activities:
Funds advanced to HK Holding	—	(410,936)	—	—
Net cash provided by (used in) investing activities	—	(410,936)	—	—

Cash flows from financing activities:
Capital injected by a shareholder	—	2,057	—	—
Issuance cost paid	—	—	(993)	(158)
Funds advanced from HK Holding and VIE	—	7,104	738	117
Issuance of ordinary shares to public, net of issuance cost	—	400,764	—	—
Net cash provided by (used in) financing activities	—	409,925	(255)	(41)

Net increase in cash and cash equivalents	—	364	206	33
Cash and cash equivalents at the beginning of the year	1	1	365	58
Cash and cash equivalents at the end of the year	1	365	571	91